Trading Revenues - Summary of Trading Revenues (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Trading income (expense) [abstract]
Interest rate and credit		$ 272	$ 474	$ 559
Equities		441	(125)	(20)
Commodities		231	295	376
Foreign exchange		295	250	262
Other		181	92	51
Total	[1],[2]	$ 1,420	$ 986	$ 1,228

[1]	Prior year amounts have been reclassified to conform with current period presentation.
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)